Segment Information - Operating Financial Information for Reportable Segments (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Operating Revenues	$ 34,775	$ 32,894	$ 32,071	$ 32,128	$ 34,281	$ 32,607	$ 32,203	$ 31,772	$ 131,868	$ 130,863	$ 126,034
Selling, general and administrative expense									29,896	31,083	28,592
Depreciation and amortization expense									16,682	17,403	16,954
Total Operating Expenses									101,490	108,585	98,609
Operating Income	$ 6,639	$ 8,180	$ 7,850	$ 7,709	$ 637	$ 7,675	$ 6,617	$ 7,349	30,378	22,278	27,425
Service
Segment Reporting Information [Line Items]
Cost of services and equipment									31,772	32,185	30,916
Wireless equipment
Segment Reporting Information [Line Items]
Operating Revenues									21,563	22,258	18,889
Cost of services and equipment									22,954	23,323	22,147
Wireless equipment | Business
Segment Reporting Information [Line Items]
Operating Revenues									3,500	3,400	1,600
Service and other
Segment Reporting Information [Line Items]
Operating Revenues									110,305	108,605	107,145
Service and other | Business
Segment Reporting Information [Line Items]
Operating Revenues									27,900	28,100	29,300
Wireless Service
Segment Reporting Information [Line Items]
Operating Revenues									64,979	62,943	63,047
Wireless Service | Consumer
Segment Reporting Information [Line Items]
Operating Revenues									53,791	52,459	51,954
Wireless Service | Business
Segment Reporting Information [Line Items]
Operating Revenues									11,188	10,484	11,093
Fios Revenues
Segment Reporting Information [Line Items]
Operating Revenues									12,142	11,939	11,691
Fios Revenues | Consumer
Segment Reporting Information [Line Items]
Operating Revenues									11,175	11,056	10,903
Fios Revenues | Business
Segment Reporting Information [Line Items]
Operating Revenues									967	883	788
Intersegment Eliminations
Segment Reporting Information [Line Items]
Operating Revenues									301	296	304
Intersegment Eliminations | Consumer
Segment Reporting Information [Line Items]
Operating Revenues									240	234	258
Intersegment Eliminations | Business
Segment Reporting Information [Line Items]
Operating Revenues									61	62	46
Operating Segments
Segment Reporting Information [Line Items]
Operating Revenues									122,499	121,296	117,967
Selling, general and administrative expense									24,827	23,390	24,740
Depreciation and amortization expense									15,458	16,210	15,791
Total Operating Expenses									89,776	89,117	88,753
Operating Income									32,723	32,179	29,214
Operating Segments | Consumer
Segment Reporting Information [Line Items]
Operating Revenues									91,056	89,762	87,054
Selling, general and administrative expense									16,639	15,701	17,292
Depreciation and amortization expense									11,353	11,952	11,308
Total Operating Expenses									62,095	61,751	61,294
Operating Income									28,961	28,011	25,760
Operating Segments | Business
Segment Reporting Information [Line Items]
Operating Revenues									31,443	31,534	30,913
Selling, general and administrative expense									8,188	7,689	7,448
Depreciation and amortization expense									4,105	4,258	4,483
Total Operating Expenses									27,681	27,366	27,459
Operating Income									3,762	4,168	3,454
Operating Segments | Service
Segment Reporting Information [Line Items]
Operating Revenues									65,384	64,207	63,769
Cost of services and equipment									26,539	26,194	26,075
Operating Segments | Service | Consumer
Segment Reporting Information [Line Items]
Operating Revenues									65,384	64,207	63,769
Cost of services and equipment									15,884	15,335	14,981
Operating Segments | Service | Business
Segment Reporting Information [Line Items]
Operating Revenues									0	0	0
Cost of services and equipment									10,655	10,859	11,094
Operating Segments | Wireless equipment
Segment Reporting Information [Line Items]
Operating Revenues									18,048	18,874	17,292
Cost of services and equipment									22,952	23,323	22,147
Operating Segments | Wireless equipment | Consumer
Segment Reporting Information [Line Items]
Operating Revenues									18,048	18,874	17,292
Cost of services and equipment									18,219	18,763	17,713
Operating Segments | Wireless equipment | Business
Segment Reporting Information [Line Items]
Operating Revenues									0	0	0
Cost of services and equipment									4,733	4,560	4,434
Operating Segments | Other
Segment Reporting Information [Line Items]
Operating Revenues									7,384	6,447	5,735
Operating Segments | Other | Consumer
Segment Reporting Information [Line Items]
Operating Revenues									7,384	6,447	5,735
Operating Segments | Other | Business
Segment Reporting Information [Line Items]
Operating Revenues									0	0	0
Operating Segments | Global Enterprise
Segment Reporting Information [Line Items]
Operating Revenues									10,815	11,197	11,444
Operating Segments | Global Enterprise | Consumer
Segment Reporting Information [Line Items]
Operating Revenues									0	0	0
Operating Segments | Global Enterprise | Business
Segment Reporting Information [Line Items]
Operating Revenues									10,815	11,197	11,444
Operating Segments | Small and Medium Business
Segment Reporting Information [Line Items]
Operating Revenues									11,447	10,732	9,793
Operating Segments | Small and Medium Business | Consumer
Segment Reporting Information [Line Items]
Operating Revenues									0	0	0
Operating Segments | Small and Medium Business | Business
Segment Reporting Information [Line Items]
Operating Revenues									11,447	10,732	9,793
Operating Segments | Public Sector and Other
Segment Reporting Information [Line Items]
Operating Revenues									5,922	5,830	5,652
Operating Segments | Public Sector and Other | Consumer
Segment Reporting Information [Line Items]
Operating Revenues									0	0	0
Operating Segments | Public Sector and Other | Business
Segment Reporting Information [Line Items]
Operating Revenues									5,922	5,830	5,652
Operating Segments | Wholesale
Segment Reporting Information [Line Items]
Operating Revenues									3,198	3,713	3,978
Operating Segments | Wholesale | Consumer
Segment Reporting Information [Line Items]
Operating Revenues									0	0	0
Operating Segments | Wholesale | Business
Segment Reporting Information [Line Items]
Operating Revenues									$ 3,198	$ 3,713	$ 3,978